Goodwill - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
	Jan. 09, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase of subsidiary undertakings (net of cash acquired)			$ 7,831	$ 5,100
Goodwill		$ 9,016,549	9,016,549		$ 9,022,075	$ 8,971,670
Amortization of intangible assets			233,000		459,900
Goodwill, impairment loss			0		$ 0
HumanFirst Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred	$ 13,300
Payments to acquire businesses, net of cash acquired	7,800
Purchase of subsidiary undertakings (net of cash acquired)	11,800
Cash acquired from acquisition	4,000
Deferred consideration		1,500	$ 1,500
Goodwill	2,700
Intangible assets acquired	$ 9,900
Finite-lived intangible asset, useful life	5 years
Amortization of intangible assets		$ 1,000